Commitments and Contingencies - Additional Information (Details) $ in Millions	Aug. 01, 2024	Jul. 31, 2024	Apr. 29, 2024 Aircraft	Apr. 16, 2024 Aircraft	Mar. 27, 2024	Jan. 19, 2024 Aircraft	Jan. 04, 2024 USD ($)	Dec. 22, 2023 Aircraft	Dec. 21, 2023	Nov. 20, 2023 Aircraft	Oct. 10, 2023 Aircraft	Oct. 09, 2023	Sep. 08, 2023 Aircraft	Aug. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	May 22, 2023	Jan. 27, 2023 Aircraft	Jan. 13, 2023 USD ($)	Dec. 21, 2022 Aircraft	Dec. 20, 2022	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Oct. 14, 2021 Aircraft	Dec. 31, 2024 Aircraft Lease	Mar. 31, 2024 Lease	Dec. 31, 2023 Aircraft	Nov. 17, 2023 Aircraft
Other Commitments [Line Items]
Number of aircraft leased											2								2					18		14
Date of premium finance agreement							2024											2023
Term of insurance policy							12-month											12-month
Financed amount of premium | $							$ 4.6											$ 3.6
Total premium amount | $							$ 5.0											$ 4.1
Rate of interest							6.88%											5.45%
Down payment | $							$ 0.6											$ 0.4
Number of aircraft lease extended											2								2
Extended lease term					74 months				60 months		15 months								60 months
Lease agreements ending date					Feb. 28, 2031						Dec. 31, 2024	Oct. 01, 2023							May 31, 2028	Jun. 01, 2023
Number of aircraft lease converted | Lease																								1	1
Aircraft Lease Agreement One
Other Commitments [Line Items]
Number of aircraft leased																						1
Lease term																						8 years
Lease term commenced																						Aug. 01, 2023
Number of months fixed monthly rent to be paid																						94 months
Aircraft Lease Agreement Two
Other Commitments [Line Items]
Number of aircraft leased																					1
Lease term																					2 years
Lease term commenced																					Aug. 18, 2023
Number of months fixed monthly rent to be paid																					24 months
Aircraft Lease Agreement Three
Other Commitments [Line Items]
Number of aircraft leased																	1
Lease term																	6 years
Lease term commenced																	Apr. 21, 2023
Number of months fixed monthly rent to be paid																	72 months
Aircraft Lease Agreement Four
Other Commitments [Line Items]
Lease term																5 years
Lease term commenced																Jun. 01, 2023
Number of months fixed monthly rent to be paid																62 months
Aircraft Lease Agreement Five
Other Commitments [Line Items]
Number of aircraft leased															1
Lease term															4 years
Lease term commenced															Nov. 13, 2023
Number of months fixed monthly rent to be paid															48 months
Aircraft Lease Agreement Six
Other Commitments [Line Items]
Number of aircraft leased														1
Lease term														3 years
Lease term commenced														Sep. 03, 2024
Number of months fixed monthly rent to be paid														36 months
Aircraft Lease Agreement Seven
Other Commitments [Line Items]
Number of aircraft leased													1
Lease term													8 years
Lease term commenced													Oct. 06, 2023
Number of months fixed monthly rent to be paid													96 months	96 months
Aircraft Lease Agreement Eight
Other Commitments [Line Items]
Number of aircraft leased																											1
Lease term																											24 months
Aircraft Lease Agreement Nine
Other Commitments [Line Items]
Number of aircraft leased										1
Lease term										7 years
Lease term commenced										Feb. 09, 2024
Number of months fixed monthly rent to be paid										86 months
Aircraft Lease Agreement Ten
Other Commitments [Line Items]
Number of aircraft leased								1
Lease term								10 years
Lease term commenced								Mar. 08, 2024
Number of months fixed monthly rent to be paid								120 months
Aircraft Lease Agreement Eleven
Other Commitments [Line Items]
Number of aircraft leased						1
Lease term						1 year
Lease term commenced						Jul. 09, 2024
Number of months fixed monthly rent to be paid						16 months
Aircraft Lease Agreement Twelve
Other Commitments [Line Items]
Number of aircraft leased				1
Lease term				6 years
Lease term commenced				Apr. 17, 2024
Number of months fixed monthly rent to be paid				72 months
Aircraft Lease Agreement Thirteen
Other Commitments [Line Items]
Number of aircraft leased			1
Lease term			1 year
Lease term commenced			Jan. 31, 2025
Number of months fixed monthly rent to be paid			22 months
Number of months fixed monthly rent to be additional paid			102 months
Minimum
Other Commitments [Line Items]
Lease term																								10 months
Maximum
Other Commitments [Line Items]
Lease term																								10 years
A320 Passenger Aircraft
Other Commitments [Line Items]
Extended lease term	93 months
Lease agreements ending date		Nov. 15, 2023
Airbus A321 Converted Freighter
Other Commitments [Line Items]
Number of aircraft leased																							1
Lease term																							10 years
Lease term commenced																							Jan. 23, 2023
Number of months fixed monthly rent to be paid																							120 months